SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
Schedule of the Company's revenues generated from each segment
	Year ended December 31, 2013
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,271,561,269	$1,299,162,865	$11,509,721	$6,000,631	$(1,068,599,614)	$1,519,634,872
Gross profit	$21,226,834	$92,950,381	$7,810,693	$2,149,511	$(20,874,452)	$103,262,967

	Year ended December 31, 2014
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,416,614,234	$1,311,867,301	$8,740,222	$695,750	$(1,176,420,479)	$1,561,497,028
Gross profit	$71,483,745	$134,289,199	$3,901,264	$36,679	$(427,602)	$209,283,285

	Year ended December 31, 2015
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,032,418,596	$1,024,331,572	$116,289,676	$1,044,975	$(892,053,374)	$1,282,031,446
Gross profit	$62,884,189	$88,563,261	$22,007,895	$600,087	$13,818,412	$187,873,844

Schedule of the Company's revenues generated from each product
	Years ended December 31,
	2013	2014	2015
Solar modules	$1,116,885,469	$1,309,008,400	$920,271,824
Solar wafers	315,037,453	182,513,034	163,700,069
Solar power project	-	-	110,737,934
Other materials	51,123,492	40,975,806	61,932,953
Solar cells	23,855,100	12,422,486	8,266,709
Electricity	11,509,721	8,740,222	5,649,282
Service revenue from tolling arrangement	1,223,637	7,837,080	11,472,675
Total	$1,519,634,872	$1,561,497,028	$1,282,031,446

Schedule of the Company's revenues generated by geographic location of customers
	Years ended December 31,
	2013	2014	2015
Mainland China	$417,469,224	$227,182,419	$264,803,111
Taiwan	85,619,124	43,696,851	34,710,699
Australia	54,762,854	58,621,500	26,445,835
Singapore	8,273,503	10,506,110	23,478,282
Korea	51,907,636	21,120,646	8,765,334
India	59,754,261	51,256,611	135,768,107
Hong Kong	10,228,201	63,899	61,240
Thailand	-	-	7,767,452
Japan	67,284,375	369,369,451	298,855,541
Asia Pacific Total	$755,299,178	$781,817,487	$800,655,601
Germany	155,371,123	147,261,159	53,603,098
Greece	34,028,666	310,076	103,193
Belgium	12,976,650	1,164,431	18,252,371
America	236,934,758	170,717,859	50,176,517
Italy	21,171,093	5,781,328	4,013,709
France	49,441,441	89,635,307	3,529,467
Spain	29,026,431	39,246,414	202,527
Czech Republic	4,484,825	2,628,333	4,861,462
England	73,191,279	224,990,352	242,425,493
Netherlands	16,433,862	3,234,732	4,706,979
South Africa	18,431,560	13,912,446	17,068,687
Others	112,844,006	80,797,104	82,432,342
Total	$1,519,634,872	$1,561,497,028	$1,282,031,446